Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Long-Term Investments [Abstract]
Investment in a partnership		$ 256,420
Investment in cost-method investees	3,647,784	1,747,784
Total	$ 3,647,784	$ 2,004,204